Summary of Significant Accounting Policies: Accounting Standards Updates Pending Adoption (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Accounting Standards Updates Pending Adoption

Accounting Standards Updates Pending Adoption

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a comprehensive new revenue recognition standard, Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). The new standard will supersede nearly all existing revenue recognition guidance by establishing a five step, principles-based process; however, it will not impact the accounting for insurance contracts, leases, financial instruments, and guarantees. For those contracts that are impacted by the new guidance, ASU 2014-09 will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. In July 2015, the FASB approved the deferral of ASU 2014-09 for one year, and it is effective for annual and interim reporting periods beginning in 2018 for public business entities and 2019 for others. Early adoption in 2017 will be permitted. Because the Company does not have revenue in the scope of ASU 2014-09, adoption of the new standard will have no impact.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Liabilities (“ASU 2016-01”), effective in 2018. The new standard will require equity investments to be measured at fair value, consistent with the current presentation, with changes in fair value recognized in net income rather than in other comprehensive income (loss). ASU 2016-01 includes other provisions which will not have a significant impact on the Company.

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses of Financial Instruments (“ASU 2016-13”) with an effective date in 2020 for public business entities and 2021 for others. The new standard changes the impairment model for many financial instruments measured at amortized cost.  Further, impairment losses on available-for-sale debt securities will be recorded as an allowance, rather than a reduction in the amortized cost of the securities.  The Company is currently evaluating the impact of ASU 2016-13 on its financial statements.